As filed with the Securities and Exchange Commission on May 13, 2011
Registration Nos. 333-62270 and 811-10399

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
------------------------
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.  _____
Post-Effective Amendment No. 48                                                               [X]
and/or

REGISTRATION STATEMENT
Under the Investment Company Act Of 1940

Amendment No. 50                                       [X]

HENDERSON GLOBAL FUNDS
(Exact Name of Registrant as Specified in Charter)

737 NORTH MICHIGAN AVENUE, SUITE 1700
CHICAGO, ILLINOIS 60611
(Address of Principal Executive Offices, including Zip Code)

Registrant's Telephone Number, Including Area Code:  (312) 397-1122

(Name and Address of Agent for Service)	Copy to:
CHRISTOPHER K. YARBROUGH 737 NORTH MICHIGAN AVENUE, SUITE 1700 CHICAGO, ILLINOIS 60611	CATHY G. O’KELLY VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601

It is proposed that this filing will become effective:  (check appropriate box)

__X__     immediately upon filing pursuant to paragraph (b); or
_____     on ______ pursuant to paragraph (b); or
_____     60 days after filing pursuant to paragraph (a)(1); or
_____     on _____________ pursuant to paragraph (a)(1); or
_____     75 days after filing pursuant to paragraph (a)(2); or
_____     on __________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
___This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 48 to the Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 48 and Amendment No. 50 under the Investment Company Act of 1940, as amended to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the in City of Chicago, and State of Illinois, on the 13th day of May, 2011.

HENDERSON GLOBAL FUNDS

By:        /s/ James G. O’Brien
President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signatures                                                                Title                                                        Date

By:           /s/ Roland C. Baker*                                   Trustee                                                     May 13, 2011
    Roland C. Baker

By:           /s/ Faris F. Chesley*                                   Trustee                                                     May 13, 2011
    Faris F. Chesley

By:           /s/ C. Gary Gerst*                                      Trustee                                                      May 13, 2011
    C. Gary Gerst

By:           /s/ James W. Atkinson*                               Trustee                                                     May 13, 2011
    James W. Atkinson

By:           /s/ Richard W. Durkes*                                Trustee                                                     May 13, 2011
    Richard W. Durkes

By:           /s/ James G. O’Brien                                   Trustee and President                                May 13, 2011
    James G. O’Brien                                        (principal executive officer)

By:           /s/ Charles Thompson II                               Trustee and Vice President                         May 13, 2011
    Charles Thompson II

By:           /s/ Troy Statczar                                         Treasurer                                                   May 13, 2011
    Troy Statczar                                              (principal financial officer/
         principal accounting officer)

*By:           /s/ James G. O’Brien
     James G. O’Brien

* Pursuant to powers of attorney filed with Post-Effective Amendment No. 40 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on October 1, 2010 and powers of attorney filed with Post-Effective Amendment No. 46 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on April 1, 2011.

SIGNATURES

This Registration Statement contains certain disclosures regarding the State Street Money Market Portfolio (the “Portfolio”), a series of State Street Master Funds (the “Trust”).  The Trust has, subject to the next following sentence, duly caused this Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of Henderson Global Funds (the “Registrant”) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on May 13, 2011.  The Trust is executing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio, and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

STATE STREET MASTER FUNDS

By:        /s/ James E. Ross
James E. Ross
President, State Street Master Funds

This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next following sentence, on May 13, 2011.  Each of the following persons is signing this Post-Effective Amendment No. 48 to this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio, and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

SIGNATURE                                                  TITLE

/s/ James E. Ross                                          Trustee and President (Principal Executive Officer), State Street Master Funds
James E. Ross

/s/ Laura F. Dell                   Treasurer (Principal Accounting Officer), State Street Master Funds
Laura F. Dell

William L. Boyan*                                          Trustee, State Street Master Funds
William L. Boyan

Michael F. Holland*                                        Trustee, State Street Master Funds
Michael F. Holland

Rina K. Spence*                               Trustee, State Street Master Funds
Rina K. Spence

Douglas T. Williams*                                      Trustee, State Street Master Funds
Douglas T. Williams

*By:      /s/ David James
David James
as Attorney-in-Fact pursuant to Powers of Attorney

POWER OF ATTORNEY

Each of the undersigned Trustees of State Street Master Funds (the “Master Trust”) hereby constitutes and appoints David James, Esq., and Eun An, Esq., each of them with full powers of substitution, as his or her true and lawful attorney-in-fact and agent to execute in his or her name and on his or her behalf in any and all capacities the Registration Statements on Form N-1A, and any and all amendments thereto, and all other documents, filed by the Master Trust or its affiliates with the Securities and Exchange Commission (the “SEC”') under the Investment Company Act of 1940, as amended, and (as applicable) the Securities Act of 1933, as amended, and any and all instruments which such attorneys and agents, or any of them, deem necessary or advisable to enable the Master Trust or its affiliates to comply with such Acts, the rules, regulations and requirements of the SEC, and the securities or Blue Sky laws of any state or other jurisdiction, including all documents necessary to ensure the Master Trust has insurance and fidelity bond coverage, and to file the same, with all exhibits thereto and other documents in connection therewith, with the SEC and such other jurisdictions, and the undersigned hereby ratifies and confirms as his or her own act and deed any and all acts that such attorneys and agents, or any of them, shall do or cause to be done by virtue hereof.  Any one of such attorneys and agents has, and may exercise, all of the powers hereby conferred.  The undersigned hereby revokes any Powers of Attorney previously granted with respect to the Master Trust concerning the filings and actions described herein.

IN WITNESS WHEREOF, the undersigned have hereunto set their hands as of the 18th day of February 2011.

SIGNATURE                                                      TITLE

/s/ Rina K. Spence                                 Trustee
Rina K. Spence

/s/ William L. Boyan                               Trustee
William L. Boyan

/s/ Michael F. Holland                                         Trustee
Michael F. Holland

/s/ Douglas T. Williams                                       Trustee
Douglas T. Williams

Exhibit Index

Exhibit No.
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase